Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses
General and administrative expenses	$ (7,318)	$ (2,325)	$ (2,045)
Operating loss	(7,318)	(2,325)	(2,045)
Share of (losses) profit of subsidiaries and Consolidated VIEs	16,034	19,648	(24,876)
(Loss) income before income taxes	8,716	17,323	(26,921)
Income tax expense
Net (loss) income	$ 8,716	$ 17,323	$ (26,921)